Financial Instruments - Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 44,424	$ 2,168
Assets Non-current	69,729	19,932
Liabilities Current	5,595	17,581
Liabilities Non-current	13	7,802
Derivatives Not Designated As Hedges
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 23,584	404
Assets Non-current		4,898
Liabilities Current		1,270
Liabilities Non-current		$ 8,671